American Century Quantitative Equity Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

DISCIPLINED GROWTH FUND * EQUITY GROWTH FUND * GLOBAL GOLD FUND
INCOME & GROWTH FUND * INTERNATIONAL CORE EQUITY FUND
LONG-SHORT EQUITY FUND * NT EQUITY GROWTH FUND
NT SMALL COMPANY FUND * SMALL COMPANY FUND * UTILITIES FUND

Supplement dated September 4, 2007 * Statement of Additional  Information  dated
May 1, 2007

AS OF SEPTEMBER 4, 2007, THE ADVISOR CLASSES OF DISCIPLINED GROWTH, EQUITY
GROWTH, GLOBAL GOLD AND INCOME & GROWTH WERE RENAMED A CLASS.

THE FOLLOWING REPLACES THE ENTRIES FOR DISCIPLINED GROWTH, EQUITY GROWTH, GLOBAL
GOLD AND INCOME & GROWTH IN THE TABLE ON PAGE 2.

FUND                               TICKER SYMBOL                 INCEPTION DATE
-------------------------------------------------------------------------------
Disciplined Growth
  Investor Class                     ADSIX                         09/30/2005
-------------------------------------------------------------------------------
  Institutional                      ADCIX                         09/30/2005
  Class
-------------------------------------------------------------------------------
  A Class                            ADCVX                         09/30/2005
-------------------------------------------------------------------------------
  R Class                            ADRRX                         09/30/2005
-------------------------------------------------------------------------------
Equity Growth
  Investor Class                     BEQGX                         05/09/1991
-------------------------------------------------------------------------------
  Institutional                      AMEIX                         01/02/1998
  Class
-------------------------------------------------------------------------------
  A Class                            BEQAX                         10/09/1997
-------------------------------------------------------------------------------
  C Class                            AEYCX                         07/18/2001
-------------------------------------------------------------------------------
  R Class                            AEYRX                         07/29/2005
-------------------------------------------------------------------------------
Global Gold
  Investor Class                     BGEIX                         08/17/1988
-------------------------------------------------------------------------------
  A Class                            ACGGX                         05/06/1998
-------------------------------------------------------------------------------
Income & Growth
  Investor Class                     BIGRX                         12/17/1990
-------------------------------------------------------------------------------
  Institutional                      AMGIX                         01/28/1998
  Class
-------------------------------------------------------------------------------
  A Class                            AMADX                         12/15/1997
-------------------------------------------------------------------------------
  C Class                            ACGCX                         06/28/2001
-------------------------------------------------------------------------------
  R Class                            AICRX                         08/29/2003
-------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE COMPLEX FEE SCHEDULE TABLE ON PAGE 41.

                                INVESTOR, A, B, C,               INSTITUTIONAL
                                R AND ADVISOR                    CLASS
COMPLEX ASSETS                  CLASSES FEE RATE                 FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion              0.3100%                          0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion               0.3000%                          0.1000%
--------------------------------------------------------------------------------
Next $15 billion                0.2985%                          0.0985%
--------------------------------------------------------------------------------
Next $25 billion                0.2970%                          0.0970%
--------------------------------------------------------------------------------
Next $25 billion                0.2870%                          0.0870%
--------------------------------------------------------------------------------
Next $25 billion                0.2800%                          0.0800%
--------------------------------------------------------------------------------
Next $25 billion                0.2700%                          0.0700%
--------------------------------------------------------------------------------
Next $25 billion                0.2650%                          0.0650%
--------------------------------------------------------------------------------
Next $25 billion                0.2600%                          0.0600%
--------------------------------------------------------------------------------
Next $25 billion                0.2550%                          0.0550%
--------------------------------------------------------------------------------
Thereafter                      0.2500%                          0.0500%
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER MULTIPLE CLASS STRUCTURE ON
PAGE 52.

The Investor Class is made available to investors directly from American Century and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to
American Century. Additional information regarding eligibility for Investor
Class shares may be found in the funds' prospectuses. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. The A, B, C and Advisor Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee for the A, B, C, R and Advisor Classes is the same as for
Investor Class, but the A, B, C, R and Advisor Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the A
Class Plan, B Class Plan, C Class Plan, R Class Plan and Advisor Class Plan,
respectively, and collectively, the plans) described below. The plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

THE FOLLOWING REPLACES THE ADVISOR CLASS PLAN SECTION ON PAGES 59-61.

Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' Board of
Directors has adopted the Advisor Class Plan. Prior to September 4, 2007, the
Advisor Class Plan required the Advisor Class to pay 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% for certain ongoing shareholder and administrative services (as described below) and
0.25% for distribution services, including past distribution services (as described below). However, at a shareholder meeting on July 27, 2007, the
Advisor Class shareholders approved a decrease in the fee required by the
Advisor Class Plan of 0.25%, and a corresponding increase in the Advisor Class management fee. This change was made because the administrative services portion of the 12b-1 fee does not need to be made out of the 12b-1 plan, but may properly be made out of the funds' unified fee, consistent with the other classes of the funds. This change resulted in no difference in the overall fee for the Advisor Class, but will lower the amount of the 12b-1 fee charged under the Advisor Class Plan from and after September 4, 2007. After that date, pursuant to the Advisor Class Plan, the Advisor Class pays the funds'
distributor 0.25% annually of the aggregate average daily net assets of the funds' Advisor Class shares, which is paid for certain ongoing individual shareholder services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended December 31, 2006, the aggregate amount of fees paid under the
Advisor Class Plan was:

      Disciplined Growth             $2,816
      Equity Growth              $1,752,248
      Global Gold                   $27,570
      Income & Growth            $3,471,200
      Small Company              $1,903,412
      Utilities                     $25,670

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares in payment for provision of the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Prior to September 4, 2007, 0.25% of the fee charged pursuant to the Advisor
Class Plan was for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners of shares (including contract owners of insurance products that utilize the funds as underlying investment media) and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds
     (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended December 31, 2006, the aggregate amount of fees paid by the funds under the Advisor Class Plan for shareholder services was:

      Disciplined Growth                $1,408
      Equity Growth                   $876,124
      Global Gold                      $13,785
      Income & Growth               $1,735,600
      Small Company                   $951,706
      Utilities                        $12,835

Although these services are still being provided by the financial intermediaries, after September 4, 2007, they will be reimbursed by the funds'
advisor out of the unified management fee rather than out of a 12b-1 fee, as described above.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  paying sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA;
     and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended December 31, 2006, the aggregate amount of fees paid by the funds under the Advisor Class Plan for distribution services was:

      Disciplined Growth                $1,408
      Equity Growth                   $876,124
      Global Gold                      $13,785
      Income & Growth               $1,735,600
      Small Company                   $951,706
      Utilities                        $12,835

Beginning on September 4, 2007, a portion of the 12b-1 fee will be paid to the distributor for certain individual shareholder services. These payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

As of September 4, 2007, the Advisor Classes of Disciplined Growth, Equity
Growth, Global Gold and Income & Growth were renamed A Class and became subject to the A Class Plan.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56568 0709